Public Offering	1 Months Ended
Nov. 24, 2020
Public Offering
Public Offering

NOTE 3 — PUBLIC OFFERING

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 22,500,000 Units (or 25,875,000 Units if the over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit will consist of one share of common stock, and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).